Contingencies and related obligations	6 Months Ended
Jun. 30, 2019
Contingencies and related obligations
Contingencies and related obligations

D3     Contingencies and related obligations

In addition to the matters set out in note D2.2(h) in relation to the Financial Conduct Authority review of past annuity sales, the Group is involved in various litigation and regulatory issues. These may from time to time include class actions involving Jackson. While the outcome of such litigation and regulatory issues cannot be predicted with certainty, the Company believes that their ultimate outcome will not have a material adverse effect on the Group’s financial condition, results of operations, or cash flows.

There have been no material changes to the Group’s contingencies and related obligations in the six month period ended 30 June 2019.